Offerings	Feb. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	1,405,831
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 46.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.01
Offering Note	Represents 1,405,831 shares to be issued to HUDA public stockholders in exchange for (i) 36,771 outstanding HUDA Public Shares and (ii) 1,369,060 common shares issuable upon conversion of 6,845,300 HUDA Public Rights.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act, as there is currently no public market for the HUDA securities, HUDA has an accumulated deficit, the proposed maximum offering price for common share is one-third of the aggregate par value per share ($0.0001) with total outstanding shares of 2,119,536 common shares as of September 30, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,157,125
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 71.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.01
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act, as there is currently no public market for the HUDA securities, HUDA has an accumulated deficit, the proposed maximum offering price for common share is one-third of the aggregate par value per share ($0.0001) with total outstanding shares of 2,119,536 common shares as of September 30, 2025.

Represents 2,157,125 shares to be issued to the Sponsor, Chardan and board members and company employees, in exchange for (i) 2,082,825 HUDA’s common shares held by the Sponsor, (ii) 74,300 HUDA’s common shares issuable upon conversion of 371,500 private rights held by the Sponsor,
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	108,859
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,088,590.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 150.34
Offering Note	Prepresents 108,859 shares to be issued in satisfaction of $1,088,591 in aggregate principal amount of promissory notes.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(3) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for the common shares issuable upon the conversion of certain outstanding promissory notes are based upon the aggregate principal amount of such promissory notes to be cancelled in connection with the conversion, which results in a conversion price of $10.00 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	41,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 1,355.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.19
Offering Note	Represents 41,000,000 shares to be issued to the existing equity holders of Aiways Europe and Aiways Europe financial advisors in connection with the Business Combination in exchange outstanding equity interests of Aiways Europe of 2,025,000 outstanding shares.

Pursuant to Rule 457(f)(2), as there is no public market for the securities, Aiways Europe is a private company, no market exists for its securities and Aiways Europe has an accumulated deficit, the proposed maximum offering price for common share is one-third of the aggregate par value per share ($0.0001) as of June 30, 2025.